Document and Entity Information	Oct. 15, 2021
Cover [Abstract]
Entity Registrant Name	AERIE PHARMACEUTICALS INC
Amendment Flag	true
Entity Central Index Key	0001337553
Document Type	8-K/A
Document Period End Date	Oct. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-36152
Entity Tax Identification Number	20-3109565
Entity Address, Address Line One	4301 Emperor Boulevard
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	(919)
Local Phone Number	237-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AERI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed by Aerie Pharmaceuticals, Inc. (the “Company”) as Amendment No. 1 to the Company’s Current Report on Form 8-K that was filed with the Securities and Exchange Commission on October 19, 2021 (the “Original Filing”). The Company is filing this Amendment No. 1 to provide additional disclosure about the resignation of its Interim Chief Financial Officer and Vice President of Finance, Mr. Christopher Staten. Except as expressly set forth herein, this Amendment No. 1 does not amend, modify or update the disclosures contained in the Original Filing.